CONSOLIDATED INCOME STATEMENT - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Interest income:
Calculated using the effective interest method	$ 25,858	$ 23,236	$ 19,279
Calculated using the effective interest rate method, percentage movement from prior period	11.00%
Calculated using the effective interest rate method, percentage movement from same period in prior year	34.00%
Other	$ 686	677	560
Other, percentage movement from prior period	1.00%
Other, percentage movement from same period in prior year	23.00%
Total interest income	$ 26,544	23,913	19,839
Total interest income, percentage movement from prior period	11.00%
Total interest income, percentage movement from same period in prior year	34.00%
Interest expense	$ (17,417)	(14,709)	(10,726)
Interest expense, percentage movement from prior period	18.00%
Interest expense, percentage movement from same period of prior year	62.00%
Net interest income	$ 9,127	9,204	9,113
Net interest income, percentage movement from prior period	(1.00%)
Non-interest income
Net fees	$ 842	818	827
Net fees, percentage movement from prior period	3.00%
Net fees, percentage movement from same period of prior year	2.00%
Net wealth management	$ 218	215	347
Net wealth management, percentage movement from prior period	1.00%
Net wealth management, percentage movement from same period of prior year	(37.00%)
Trading	$ 363	330	387
Trading, percentage movement from prior period	10.00%
Trading, percentage movement from same period in prior year	(6.00%)
Other	$ 40	75	329
Other, percentage movement from prior period	(47.00%)
Other, percentage movement from same period of prior year	(88.00%)
Total non-interest income	$ 1,463	1,438	1,890
Total non-interest income, percentage movement from prior period	2.00%
Total non-interest income, percentage movement from same period in prior year	(23.00%)
Net operating income	$ 10,590	10,642	11,003
Net operating income, percentage movement from same period of prior year	(4.00%)
Operating expenses	$ (5,395)	(5,704)	(4,988)
Operating expenses, percentage movement from prior period	(5.00%)
Operating expenses, percentage movement from same period of prior year	8.00%
Impairment (charges)/benefits	$ (362)	(258)	(390)
Impairment (charges)/benefits, percentage movement from prior period	40.00%
Impairment (charges)/benefits, percentage movement from same period of prior year	(7.00%)
Profit before income tax expense	$ 4,833	4,680	5,625
Profit before income tax expense, percentage movement from prior period	3.00%
Profit before income tax expense, percentage movement from same period of prior year	(14.00%)
Income tax expense	$ (1,491)	(1,484)	(1,620)
Income tax expense, percentage movement from same period of prior year	(8.00%)
Profit after income tax expense	$ 3,342	3,196	4,005
Profit after income tax expense, percentage movement from prior period	5.00%
Profit after income tax expense, percentage movement from same period of prior year	(17.00%)
Net profit attributable to non-controlling interests (NCI)		(2)	(4)
Net profit attributable to non-controlling interests (NCI), percentage movement from prior period	(100.00%)
Net profit attributable to non-controlling interests (NCI), percentage movement from same period of prior year	(100.00%)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 3,342	$ 3,194	$ 4,001
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from prior period	5.00%
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from same period of prior year	(16.00%)
Earnings per share (cents)
Basic	$ 0.956	$ 0.911	$ 1.142
Basic, percentage movement from prior period	5.00%
Basic, percentage movement from same period of prior year	(16.00%)
Diluted	$ 0.916	$ 0.876	$ 1.077
Diluted, percentage movement from prior period	5.00%
Diluted, percentage movement from same period of prior year	(15.00%)